Note 3 - Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Building	4% declining balance
Computer and office equipment	30% declining balance
Exploration camp and equipment	30% declining balance
Right-of-use asset	straight-line over the earlier of the end of the lease term or useful life of the asset